Accruals and Other Payables	12 Months Ended
Nov. 30, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
8.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Accrued staff salaries and reimbursements	391,636	346,360	44,479
Accrued professional fee	768,489	494,193	63,465
Trade creditors	59,200	59,200	7,602
Other accrued expenses	56,904	-	-
Total	1,276,229	899,753	115,546